Condensed Interim Consolidated Statements of Financial Position (Unaudited) - CAD ($) $ in Thousands	Jan. 31, 2024	Apr. 30, 2023
Current assets
Cash	$ 6,204	$ 8,280
Amounts receivable, net	3,047	3,247
Tax receivable	397	536
Inventory	2,532	2,060
Unbilled revenue	1,032	632
Prepaid expenses	1,843	2,037
Total current assets	15,055	16,792
Restricted cash	85	86
Deposit on equipment	478	332
Investment at fair value through profit and loss	0	115
Property and equipment	16,548	10,392
Intangible assets	27,857	30,925
Goodwill	18,664	19,171
Total assets	78,687	77,813
Current liabilities
Accounts payable and accrued liabilities	4,795	3,388
Deferred revenue	2,023	977
Income taxes payable	210	0
Leases	1,768	1,116
Deferred acquisition payments	289	439
Current liabilities	9,085	5,920
Leases	12,623	6,151
Deferred acquisition payments	278	278
Deferred income tax liability	6,883	7,661
Total liabilities	28,869	20,010
SHAREHOLDERS' EQUITY
Share capital	118,348	117,470
Contributed surplus	12,151	10,796
Accumulated other comprehensive loss	1,539	2,625
Accumulated deficit	(82,220)	(73,088)
Equity	49,818	57,803
Total liabilities and shareholders' equity	$ 78,687	$ 77,813